Investments (Other Invested Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Investments [Abstract]
Other invested assets	$ 1,324,960	$ 1,159,543
Equity Securities [Member]
Other Investments [Abstract]
Other invested assets	405,731	222,700
Limited Partner [Member]
Other Investments [Abstract]
Other invested assets	411,456	356,419
Secured Debt [Member]
Other Investments [Abstract]
Other invested assets	223,549	306,497
Gain (Loss) on Derivatives [Member]
Other Investments [Abstract]
Other invested assets	75,227	168,208
Fair Value Option Contractholder Directed Unit Linked Investments [Member]
Other Investments [Abstract]
Other invested assets	138,892	0
Other [Member]
Other Investments [Abstract]
Other invested assets	$ 70,105	$ 105,719